Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2021
Fidelity Freedom Blend 2035 Fund - Premier Class
Bar Chart Table:
Annual Return 2022	(18.12%)
Annual Return 2023	17.91%